Commitments and Contingencies - Additional Information (Detail) (USD $)	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Fixed interest rate commitments	$ 12,630,000
Variable interest rate commitments	14,466,000
Standby letters of credit expires in 2014	45,000
Standby letters of credit expires in 2015	50,000
Standby letters of credit expires in 2021	$ 124,000